ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF LOSS PER SHARE BEFORE AND AFTER THE RETROSPECTIVE ADJUSTMENTS

The loss per share before and after the retrospective adjustments are as follows.

	For the years ended December 31,
	2024		2025
	Before	After	Before	After
	adjustment	adjustment	adjustment	adjustment
Net loss per share attributable to ordinary shareholders
- Basic and diluted	$(0.15)	$(4.50)	$(0.02)	$(0.66)
Weighted average shares used in calculating net loss per share
- Basic and diluted	16,788,342	559,611	116,082,855	3,869,429

SCHEDULE OF COMPANY AND ITS MAJOR SUBSIDIARIES

As of December 31, 2025, the Company and its major subsidiaries were as follows:

Subsidiaries	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
MKD	July 25, 2023	British Virgin Islands		Nonoperating shell company
MKD BVI	March 30, 2023	British Virgin Islands	100.00%	Investment holding
MKD Taiwan	September 26, 2006	Taiwan, PRC	62.36%	Trading, designing and manufacturing industrial embedded system and automotive electronics
MKDWELL (Samoa) Technology Inc. (“MKD Samoa”)	March 19, 2010	Samoa	62.36%	Investment holding
MKDWELL (Shanghai) Technology Ltd. (“MKD Shanghai”)	August 1, 2011	Shanghai, PRC	62.36%	Trading industrial embedded system and automotive electronics
MKD Jiaxing	January 30, 2018	Zhejiang, PRC	77.85%	Trading, designing and manufacturing industrial embedded system and automotive electronics
Cetus Capital	June 7, 2022	Delaware	100.00%	Blank check company